Concentration of Credit Risk and Significant Relationships	12 Months Ended
Dec. 31, 2013
Concentration of Credit Risk and Significant Relationships
Note 19.	Concentration of Credit Risk and Significant Relationships

Services provided to the following Artisan Funds generated over ten percent of total revenues for the periods presented. Fees for managing the Funds, and the percentage of total revenues are as follows:

	For the Year Ended December 31,
Artisan Fund	2013	2012	2011
U.S. Mid-Cap Growth	$76,327	$59,841	$53,422
Percent of total revenues	11.1%	11.8%	11.7%

U.S. Mid-Cap Value	$93,774	$73,720	$64,402
Percent of total revenues	13.7%	14.6%	14.2%

Non-U.S. Growth	$116,173	$86,367	$86,907
Percent of total revenues	16.9%	17.1%	19.1%

Non-U.S. Value	$88,342	$54,851	$43,996
Percent of total revenues	12.9%	10.9%	9.7%

Artisan generates a portion of its revenues from clients domiciled in various countries outside the United States. For the years ended December 31, 2013, 2012 and 2011, approximately 9%, 7% and 5% of Artisan’s investment management fees, respectively, were earned from clients located outside of the United States.